Goodwill And Intangible Assets (Carrying Value And Accumulated Amortization Of Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	$ 386.0	$ 374.5
Accumulated Amortization	(46.6)	(33.4)
Currency Translation	0.6	0.8
Net	340.0	341.9
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	173.1	168.9
Accumulated Amortization	(25.7)	(17.7)
Currency Translation	0.5	0.7
Net	147.9	151.9
Sales contracts
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	11.4	11.4
Accumulated Amortization	(10.8)	(10.8)
Currency Translation	0	0
Net	0.6	0.6
Patents, technology and other
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	89.3	82.0
Accumulated Amortization	(10.1)	(4.9)
Currency Translation	0.1	0.1
Net	79.3	77.2
Indefinite-lived trade names
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	96.3	96.3
Accumulated Amortization	0	0
Currency Translation	0	0
Net	96.3	96.3
In-process research and development
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	15.9	15.9
Accumulated Amortization	0	0
Currency Translation	0	0
Net	$ 15.9	$ 15.9